LEASE LIABILITIES - Disclosure of Detailed Information About Lease Payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease liabilities [abstract]
Expenses relating to variable lease payments not included in the measurement of lease liability	$ 92,486	$ 75,789
Expenses relating to short-term leases	28,114	19,059
Expenses relating to low value leases	243	98
Lease payments recognized in profit and loss	$ 120,843	$ 94,946